Shareholder Report	12 Months Ended	18 Months Ended	82 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Magellan Fund
Entity Central Index Key	0000061397
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Magellan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® K6 Fund
Class Name	Fidelity® Magellan® K6 Fund
Trading Symbol	FMKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® K6 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® K6 Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result were stock picks in industrials and communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned about -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%). This period we decreased our stake in the stock. A second notable relative contributor was an overweight in Amphenol (+94%). This period we decreased our stake in the company, though it was one of the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our biggest holdings at period end.
•Notable changes in positioning include decreased exposure to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through March 31, 2026. Initial investment of $10,000. Fidelity® Magellan® K6 Fund $10,000 $9,617 $14,443 $16,218 $14,539 $20,424 $21,266 $23,151 S&P 500® Index $10,000 $9,078 $14,193 $16,414 $15,145 $19,671 $21,294 $25,085 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Magellan® K6 Fund 8.86% 9.90% 13.13% S&P 500® Index 17.80% 12.06% 14.48% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 296,287,811	$ 296,287,811	$ 296,287,811
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 1,493,359
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$296,287,811
Number of Holdings	52
Total Advisory Fee	$1,493,359
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.0 Financials 14.1 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.3 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.8 Microsoft Corp 7.2 Amazon.com Inc 5.8 Broadcom Inc 4.9 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 KLA Corp 2.0 Visa Inc Class A 2.0 43.5
Fidelity Magellan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund
Trading Symbol	FMAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® Fund	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Fidelity® Magellan® Fund $10,000 $11,446 $13,754 $14,649 $14,551 $21,720 $24,311 $21,703 $30,402 $31,564 $34,275 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Magellan® Fund 8.59% 9.55% 13.11% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 33,046,027,333	$ 33,046,027,333	$ 33,046,027,333
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 226,666,349
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.2 Financials 14.2 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.1 Amazon.com Inc 5.8 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 Visa Inc Class A 2.1 KLA Corp 2.0 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Magellan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity® Magellan® Fund Class K
Trading Symbol	FMGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,457 $13,779 $14,693 $14,589 $21,793 $24,424 $21,813 $30,582 $31,794 $34,526 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 8.59% 9.64% 13.19% S&P 500® Index 17.80% 12.06% 14.16% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 33,046,027,333	$ 33,046,027,333	$ 33,046,027,333
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 226,666,349
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.2 Financials 14.2 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.1 Amazon.com Inc 5.8 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 Visa Inc Class A 2.1 KLA Corp 2.0 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Magellan Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan® Fund Class A
Trading Symbol	FMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,897 $9,631 S&P 500® Index $10,000 $9,820 $11,568 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 2.02% -2.52% Class A (without 5.75% sales charge) 8.25% 1.47% S&P 500® Index 17.80% 10.37% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 33,046,027,333	$ 33,046,027,333	$ 33,046,027,333
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 226,666,349
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.2 Financials 14.2 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.1 Amazon.com Inc 5.8 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 Visa Inc Class A 2.1 KLA Corp 2.0 43.3
Fidelity Advisor Magellan Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan® Fund Class M
Trading Symbol	FMAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,100 $9,830 S&P 500® Index $10,000 $9,820 $11,568 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 4.24% -1.16% Class M (without 3.50% sales charge) 8.02% 1.26% S&P 500® Index 17.80% 10.37% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 33,046,027,333	$ 33,046,027,333	$ 33,046,027,333
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 226,666,349
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.2 Financials 14.2 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.1 Amazon.com Inc 5.8 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 Visa Inc Class A 2.1 KLA Corp 2.0 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Magellan Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan® Fund Class C
Trading Symbol	FMANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.68%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $9,411 $10,110 S&P 500® Index $10,000 $9,820 $11,568 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 6.44% 0.74% Class C 7.42% 0.74% S&P 500® Index 17.80% 10.37% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 33,046,027,333	$ 33,046,027,333	$ 33,046,027,333
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 226,666,349
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.2 Financials 14.2 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.1 Amazon.com Inc 5.8 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 Visa Inc Class A 2.1 KLA Corp 2.0 43.3
Fidelity Advisor Magellan Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan® Fund Class I
Trading Symbol	FMAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $9,453 $10,260 S&P 500® Index $10,000 $9,820 $11,568 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 8.54% 1.75% S&P 500® Index 17.80% 10.37% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 33,046,027,333	$ 33,046,027,333	$ 33,046,027,333
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 226,666,349
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.2 Financials 14.2 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.1 Amazon.com Inc 5.8 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 Visa Inc Class A 2.1 KLA Corp 2.0 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Magellan Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Magellan® Fund
Class Name	Fidelity Advisor® Magellan® Fund Class Z
Trading Symbol	FMASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,461 $10,277 S&P 500® Index $10,000 $9,820 $11,568 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 8.62% 1.87% S&P 500® Index 17.80% 10.37% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 33,046,027,333	$ 33,046,027,333	$ 33,046,027,333
Holdings Count | shares	52	52	52
Advisory Fees Paid, Amount	$ 226,666,349
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.8 Industrials 17.2 Financials 14.2 Consumer Discretionary 11.4 Communication Services 6.1 Materials 4.2 Health Care 4.1 Consumer Staples 1.9 Real Estate 1.4 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 97.8 Taiwan 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.8 Taiwan - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Microsoft Corp 7.1 Amazon.com Inc 5.8 Broadcom Inc 4.8 Meta Platforms Inc Class A 4.0 JPMorgan Chase & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 Visa Inc Class A 2.1 KLA Corp 2.0 43.3